Interest-Bearing Bank Borrowings - Schedule of Interest-Bearing Bank Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings		$ 26,330	$ 30,357
Non Revolving Facility, 4.2% interest, due March 26, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[1]		2,824
Non Revolving Facility, 4.0% interest, due September 17, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[2]		1,412
Non Revolving Facility, 4.0% interest, due September 18, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[2]		1,412
Non Revolving Facility, 4.0% interest, due April 15, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[3]		4,235
Non Revolving Facility, 6.77% interest, due November 27, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[4]		3,000
Non Revolving Facility, 6.0% interest, due November 04, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[5]		10,650
Non Revolving Facility, 6.3% interest, due December 26, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[4]		4,000
Non Revolving Facility, 4.0% interest, due December 25, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[1]		2,824
Non Revolving Facility, 6.57% interest, due February 26, 2025, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[4]	3,000
Non Revolving Facility, 3.85% interest, due February 13, 2025, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[3]	4,174
Non Revolving Facility, 3.40% interest, due October 28, 2025, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[1]	2,782
Non Revolving Facility, 5.50% interest, due November 2, 2025, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[5]	10,810
Non Revolving Facility, 3.30% interest, due November 27, 2025 [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[6]	1,391
Non Revolving Facility, 3.50% interest, due March 21, 2025 [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[7]	1,391
Non Revolving Facility, 3.50% interest, due December 22, 2025 [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[7]	1,391
Non Revolving Facility, 3.50% interest, due December 12, 2025 [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest-bearing bank borrowings	[7]	$ 1,391

[1]	In March 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 4.20% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of March 26, 2024. And in March 2024, Adlai Hangzhou repaid it at the maturity date. In December 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors.The non-revolving facility agreement was repaid at the maturity date of December 25, 2024. And in October 2024, Adlai Hangzhou repaid it before the maturity date. In October 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 3.40% per annum. The non-revolving facility agreement will be repaid at the maturity date of October 28, 2025.
[2]	In September 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of September 17, 2024. And in March 2024, Adlai Hangzhou repaid it before the maturity date. In September 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of September 18, 2024. And in March 2024, Adlai Hangzhou repaid it before the maturity date.
[3]	In October 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 30,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors.The non-revolving facility agreement was repaid at the maturity date of April 15, 2024. And in April 2024, Adlai Hangzhou repaid it at the maturity date. In June 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 30,000 and at an interest rate of 3.85% per annum. The non-revolving facility agreement was repaid at the maturity date of February 13, 2025. And in February 2025, Adlai Hangzhou repaid it at the maturity date
[4]	In November 2023, Adlai US entered into a non-revolving facility agreement for a facility amount of USD 3,000 and at an interest rate of 6.77% per annum, guaranteed by Adlai Hangzhou and Adlai Cayman. The non-revolving facility agreement was repaid at the maturity date of November 27, 2024. And in November 2024, Adlai US repaid it at the maturity date. In December 2023, Adlai US entered into a non-revolving facility agreement for a facility amount of USD 4,000 and at an interest rate of 6.30% per annum, guaranteed by Adlai Hangzhou and Adlai Cayman. The non-revolving facility agreement was repaid at the maturity date of December 26, 2024. And in December 2024, Adlai US repaid it at the maturity date. In February 2024, Adlai US entered into a non-revolving facility agreement for a facility amount of USD 3,000 and at an interest rate of 6.57% per annum, guaranteed by Adlai Hangzhou and Adlai Cayman. The non-revolving facility agreement was repaid at the maturity date of February 26, 2025. And in February 2025, Adlai US repaid it at the maturity date.
[5]	In November 2023, Adlai Cayman entered into a non-revolving facility agreement for a facility amount of USD 10,650 and at an interest rate of 6.00% per annum, guaranteed by Adlai Hangzhou. The non-revolving facility agreement was repaid at the maturity date of November 4, 2024. And in November 2024, Adlai Cayman repaid it at the maturity date. In November 2024, Adlai Cayman entered into a non-revolving facility agreement for a facility amount of USD 10,810 and at an interest rate of 5.50% per annum, guaranteed by Adlai Hangzhou . The non-revolving facility agreement will be repaid at the maturity date of November 2, 2025.
[6]	In November 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.30% per annum. The non-revolving facility agreement will be repaid at the maturity date of November 27, 2025.
[7]	In December 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement was repaid at the maturity date of March 21, 2025. And in March 2025, Adlai Hangzhou repaid it before the maturity date In December 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement will be repaid at the maturity date of December 22, 2025. In December 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement will be repaid at the maturity date of December 12, 2025.